UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2011
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/14/11
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106 42,822    209,407	    x		  168,532	 40,875
Apple Inc.			COMMON STOCK	037833100 70,511    210,061	    x		  175,128	 34,933
Automatic Data Processing, Inc.	COMMON STOCK	053015103 74,544  1,415,026	    x		1,179,096	235,930
Cerner Corp.			COMMON STOCK	156782104 74,126  1,212,998	    x		1,008,238	204,760
Coca Cola Company		COMMON STOCK	191216100 64,536    959,076	    x		  775,876	183,200
Colgate Palmolive Co.		COMMON STOCK	194162103    507      5,800	    x		    5,800	      0
Companhia De Bebidas 		COMMON STOCK	20441W203 48,436  1,435,980	    x		1,157,580	278,400
Costco Wholesale Corp.		COMMON STOCK	22160K105    523      6,440	    x		    6,440	      0
Danone ADR			COMMON STOCK	23636T100 31,665  2,118,053	    x		1,709,853	408,200
Dentsply International Inc.	COMMON STOCK	249030107 32,170    844,790	    x		  686,720	158,070
Ebay Inc.			COMMON STOCK	278642103 72,131  2,235,243	    x		1,856,883	378,360
Ecolab Inc.			COMMON STOCK	278865100 51,137    907,001	    x		  729,021	177,980
Fastenal Co.			COMMON STOCK	311900104 74,697  2,075,504	    x		1,716,934	358,570
FedEx Corp.			COMMON STOCK	31428X106 49,769    524,716	    x		  425,356	 99,360
Google Inc.			COMMON STOCK	38259P508 52,963    104,591	    x		   84,995	 19,596
Halliburton			COMMON STOCK	406216101    278      5,460	    x		    5,460	      0
Intuitive Surgical Inc.		COMMON STOCK	46120E602 34,240     92,017	    x		   74,477	 17,540
Juniper Networks, Inc.		COMMON STOCK	48203R104 54,013  1,714,702	    x		1,419,942	294,760
Linked In			COMMON STOCK	53578A108  2,405     26,700	    x		   26,700	      0
Lowe's Co. Inc.			COMMON STOCK	548661107 30,715  1,317,679	    x		1,063,559	254,120
MasterCard Inc. CL A		COMMON STOCK	57636Q104    301      1,000	    x		    1,000	      0
Microsoft Corp.			COMMON STOCK	594918104    249      9,580	    x		    9,580	      0
Monsanto Co.			COMMON STOCK	61166W101 49,565    683,273	    x		  553,043	130,230
Mylan Inc.			COMMON STOCK	628530107 54,210  2,197,390	    x		1,825,410	371,980
National Oilwell Varco, Inc.	COMMON STOCK	637071101 74,823    956,689	    x		  792,839	163,850
Novo-Nordisk ADR		COMMON STOCK	670100205 47,649    380,343	    x		  307,483	72,860
Oracle Corp.			COMMON STOCK	68389X105 64,436  1,957,959	    x		1,586,849	371,110
Pepsico Inc.			COMMON STOCK	713448108 63,683    904,207	    x		  732,435	171,772
Praxair, Inc.			COMMON STOCK	74005P104    325      3,000	    x		    3,000	      0
Red Hat Inc.			COMMON STOCK	756577102 48,845  1,064,171	    x		  860,201	203,970
SalesForce.com			COMMON STOCK	79466L302    243      1,630	    x		    1,630	      0
Schlumberger Ltd		COMMON STOCK	806857108 62,514    723,540	    x		  584,410	139,130
Staples Inc.			COMMON STOCK	855030102 30,624  1,938,208	    x		1,566,658	371,550
Starbucks Corporation		COMMON STOCK	855244109 52,665  1,333,628	    x		1,081,678	251,950
State Street Corp.		COMMON STOCK	857477103 70,359  1,560,404	    x		1,296,959	263,445
Stryker Corp.			COMMON STOCK	863667101 72,349  1,232,736	    x		1,023,256	209,480
Visa Inc.			COMMON STOCK	92826C839 47,238    560,617	    x		  454,065	106,552
Yum Brands			COMMON STOCK	988498101 67,945  1,229,990	    x		1,014,790	215,200

Total						       1,670,211



